Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

8. INCOME TAXES

The following table presents the current and deferred tax provision for federal and state income taxes for the years ended December:

	Year Ended December 31,
	2013	2012
Current tax provision:
Federal	$-	$-
State	1,600	1,600
Total	1,600	1,600

Deferred tax provision (benefit):
Federal	426,654	(1,279,930)
State	111,908	(332,782)
Total	538,562	(1,612,712)

Total provision (benefit) for income taxes	$540,162	$(1,611,112)

Reconciliations of the U.S. federal statutory rate to the actual tax rate for the years ended December 31, 2013 and 2012 are as follows:

	Year Ended December 31,
	2013	2012
U.S. federal statuatory rate	34.0%	(34.0%)
Effects of:
State taxes, net of federal benefit	8.8%	(8.8%)
Nondeductible expenses	27.3%	33.8%
Effective tax provision (benefit) rate	70.1%	(9.0%)

The components of the Company’s deferred tax assets for federal and state income taxes as of December 31, 2013 and 2012 consisted of the following:

	As of December 31,
	2013	2012
Current deferred income tax assets (liabilities)
Accounts receivable	$(1,957,119)	$(260,806)
Reserves and accruals	1,497,708	528,905
Total current deferred tax asset (liability)	(459,411)	268,099

Non-current deferred tax asset (liability)
Net operating losses	248,455	59,507
Total non-current deferred tax asset	248,455	59,507
Valuation allowance	-	-

Deferred income tax assets (liabilities)	$(210,956)	$327,606

The Company has net operating loss (“NOL”) carry forwards of approximately $562,000 and $118,000 at December 31, 2013 and 2012, respectively. The NOL carry forwards, if not utilized, will begin to expire in 2031.

The Company reports income under the cash basis for income tax purposes. The provision for income taxes includes the historical operations of Pharmacy Development Corporation and the operations of Mesa Pharmacy, Inc. from August 31, 2012. On August 31, 2012, Pharmacy Development Corporation entered into an agreement to acquire Mesa Pharmacy, Inc., for financial statement purposes these entities have been combined since inception since they were under common control. However, for tax purposes the operations of Mesa Pharmacy, Inc. are combined from the date of acquisition. Subsequent to year end, due to the acquisition of the Company by Praxsyn, the Company is expected to be converted to the accrual basis for tax purposes.

The Company has identified the United States Federal tax returns as its “major” tax jurisdiction. The United States Federal return years 2010 through 2013 are still subject to tax examination by the United States Internal Revenue Service; however, we do not currently have any ongoing tax examinations. The Company is subject to examination by the California Franchise Tax Board for the years ended 2010 through 2013 and currently does not have any ongoing tax examinations.